Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 209,805	$ 192,541
Short term investments - available for sale	82,673	68,046
Accounts receivable, net	344,898	416,229
Unbilled revenue	255,349	192,687
Other receivables	40,883	32,044
Prepayments and other current assets	42,185	35,170
Income taxes receivable	26,230	21,241
Total current assets	1,002,023	957,958
Other Assets:
Property, plant and equipment, net	152,305	148,967
Goodwill	764,377	616,088
Non-current other assets	15,097	13,831
Non-current income taxes receivable	16,451	12,698
Non-current deferred tax asset	29,374	19,691
Intangible assets	73,722	56,610
Total Assets	2,053,349	1,825,843
Current Liabilities:
Accounts payable	12,992	8,696
Payments on account	261,503	272,757
Other liabilities	236,090	190,727
Income taxes payable	16,677	22,226
Total current liabilities	527,262	494,406
Other Liabilities:
Non-current bank credit lines and loan facilities	348,793	348,511
Non-current other liabilities	21,036	23,752
Non-current government grants	960	887
Non-current income taxes payable	16,994	8,482
Non-current deferred tax liability	10,750	4,631
Commitments and contingencies
Total Liabilities	925,795	880,669
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 54,152,200 shares issued and outstanding at September 30, 2017 and 54,530,843 shares issued and outstanding at December 31, 2016	4,669	4,692
Additional paid-in capital	471,721	438,126
Other undenominated capital	896	809
Accumulated other comprehensive income	(46,444)	(86,300)
Retained earnings	696,712	587,847
Total Shareholders' Equity	1,127,554	945,174
Total Liabilities and Shareholders' Equity	$ 2,053,349	$ 1,825,843